UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Quarter Ended: June 30, 2011"
Check here if Amendment 		  ]; Amendment number:
This Amendment (Check only one.): 		  ] is a restatement.
		  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY  8/15/11"

Report Type (Check only one.):

		 X] 13F HOLDINGS REPORT.
		  ] 13F NOTICE.
		  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 40

"Form 13F Information Table Value Total: $190,651"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
AKAMAI TECHNOLOG 	COM	00971T101	227				DEFINED	"1,2"	"7,200"
AMERICA MOVIL SA DE  	SPON ADR L SHS	02364W105	"5,060"				DEFINED	"1,2"	"93,920"
BANK OF AMERICA 	COM	60505104	"1,464"				DEFINED	"1,2"	"133,614"
BROCADE COMMUNICATIO 	CALL	111621906	"1,163"		CALL		DEFINED	"1,2"	"180,000"
CHINA ZENIX AUTO INT 	ADS	1.70E+108	867				DEFINED	"1,2"	"166,700"
CHOICE HOTELS INTL I 	COM	169905106	289				DEFINED	"1,2"	"8,669"
CIA CERVECERIAS UNID 	SPONSORED ADR	204429104	"1,089"				DEFINED	"1,2"	"18,521"
COOPER TIRE & RUBBER 	COM	216831107	"3,994"				DEFINED	"1,2"	"201,800"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	"1,497"				DEFINED	"1,2"	"22,510"
FORD MOTOR CO 	COM PAR $0.01	345370860	"13,203"				DEFINED	"1,2"	"957,458"
GOL LINHAS AEREAS IN 	SP ADR REP PFD	38045R107	"6,428"				DEFINED	"1,2"	"529,069"
HEWLETT-PACKARD CO 	COM	428236103	"4,510"				DEFINED	"1,2"	"123,900"
JOHNSON CONTROLS INC 	COM	478366107	"11,012"				DEFINED	"1,2"	"264,342"
JUNIPER NETWORKS INC 	COM	48203R104	"1,103"				DEFINED	"1,2"	"35,000"
KT CORP 	SPONSORED ADR	48268K101	"1,604"				DEFINED	"1,2"	"82,529"
LAS VEGAS SANDS CORP 	COM	517834107	"4,080"				DEFINED	"1,2"	"96,660"
MELCO PBL ENTERTAINM 	ADR	585464100	"5,080"				DEFINED	"1,2"	"397,838"
MERITOR INC 	COM	59001K100	"1,562"				DEFINED	"1,2"	"97,400"
MICRON TECHNOLOGY IN 	COM	595112103	"1,424"				DEFINED	"1,2"	"190,346"
MICROSOFT CORP 	COM	594918104	224				DEFINED	"1,2"	"8,616"
PERFECT WORLD CO LTD 	SPON ADR REP B	71372U104	"8,629"				DEFINED	"1,2"	"459,990"
QUALCOMM INC 	COM	747525103	284				DEFINED	"1,2"	"5,000"
RENREN INC-ADR 	SPONSORED ADR	759892102	"3,748"				DEFINED	"1,2"	"423,500"
RESEARCH IN MOTION L 	PUT	760975952	750		PUT		DEFINED	"1,2"	"26,000"
RESEARCH IN MOTION L 	PUT	760975952	"1,327"		PUT		DEFINED	"1,2"	"46,000"
RESEARCH IN MOTION L 	COM	760975102	"4,039"				DEFINED	"1,2"	"139,999"
SANDISK CORP 	COM	80004C101	"2,004"				DEFINED	"1,2"	"48,300"
SEAGATE TECH 	SHS	G7945M107	"3,232"				DEFINED	"1,2"	"200,000"
SHANDA GAMES LTD 	SP ADR REPTG A	81941U105	"1,424"				DEFINED	"1,2"	"218,336"
SOHU.COM INC 	COM	83408W103	"11,937"				DEFINED	"1,2"	"165,175"
SPDR GOLD TRUST 	GOLD SHS	78463V107	"19,166"				DEFINED	"1,2"	"131,276"
SPREADTRUM COMMUNICA 	ADR	849415203	"4,881"				DEFINED	"1,2"	"309,700"
STAG INDUSTRIAL INC 	COM	85254J102	"2,928"				DEFINED	"1,2"	"239,025"
STARWOOD HOTELS & RE 	COM	85590A401	"4,702"				DEFINED	"1,2"	"83,909"
TRINA SOLAR LTD 	SPON ADR	8.96E+108	"1,121"				DEFINED	"1,2"	"49,993"
TRW AUTOMOTIVE HOLDI 	COM	87264S106	"2,500"				DEFINED	"1,2"	"42,356"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	"40,451"				DEFINED	"1,2"	"3,170,142"
WESTERN DIGITAL 	COM	958102105	"1,732"				DEFINED	"1,2"	"47,600"
YINGLI GREEN ENERGY 	ADR	98584B103	"3,482"				DEFINED	"1,2"	"378,120"
YOUKU.COM INC-SPON A 	SPONSORED ADR	98742U100	"6,431"				DEFINED	"1,2"	"187,230"


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